Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities were comprised as follows:

	December 31, 2024			December 31, 2023
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Lease liabilities(2)	348.2	956.6	1,304.8	349.0	726.2	1,075.2
Payables related to cost of sales(2)	—	1,209.8	1,209.8	—	965.2	965.2
Salaries and employee benefit liabilities	709.8	157.4	867.2	642.3	115.5	757.8
Deferred gift card, hospitality and other revenue	24.5	417.5	442.0	34.8	425.9	460.7
Income taxes payable(3)	376.0	56.3	432.3	284.8	22.1	306.9
Put options held by non-controlling interests(4)	176.6	25.1	201.7	180.7	69.4	250.1
Accrued taxes	92.4	40.6	133.0	82.5	33.2	115.7
Pension and post retirement liabilities	96.1	13.2	109.3	145.1	12.0	157.1
Administrative and other(5)	1,084.9	293.3	1,378.2	1,142.4	256.1	1,398.5
	2,908.5	3,169.8	6,078.3	2,861.6	2,625.6	5,487.2

Current	1,950.5	1,995.1	3,945.6	1,818.3	1,739.1	3,557.4
Non-current	958.0	1,174.7	2,132.7	1,043.3	886.5	1,929.8
	2,908.5	3,169.8	6,078.3	2,861.6	2,625.6	5,487.2
(1)	Includes Life insurance and Run-off, and the group holding companies.
(2)	The increase during 2024 principally reflected the acquisition of Sleep Country and the consolidation of Peak Achievement and Meadow Foods, as described in note 21.
(3)	Includes Pillar Two global minimum taxes payable at December 31, 2024 of $93.7 (December 31, 2023 - nil), principally related to the insurance and reinsurance companies.
(4)	Principally a put option held by Eurobank on the non-controlling interest in Eurolife.
(5)	Principally comprised of accrued operating expenses, accrued interest expense, payables for securities purchased but not yet settled, advances from customers and liabilities related to business acquisitions.